Employee Benefit Plans (Details 1) (United States Pension Plans of US Entity, Defined Benefit [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
United States Pension Plans of US Entity, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Benefit Obligation	$ 877,722	$ 660,860	$ 655,447